UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2025-HE2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268
Name and telephone number, including area code, of the person to contact in connection with this filing

.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

99.1      Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

             Schedule 1 – Executive Summary/Narrative
             Schedule 2 – Rating Agency Grades
             Schedule 3 – Exception Grades
             Schedule 4 – Valuation Summary
             Schedule 5 – Supplemental Data
             Schedule 6 – Supplemental HELOC
             Schedule 7 – Business Purpose
             Schedule 8 – Data Compare Summary

99.2      Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

             Schedule 1 – Executive Summary/Narrative
             Schedule 2 – Standard Findings Report
             Schedule 3 – ATR Report
             Schedule 4 – Rating Agency Grades
             Schedule 5 – Valuation Report
             Schedule 6 – Supplemental Data Extract
             Schedule 7 – Data Compare Report

99.3      Disclosures requires by Rule 15Ga-2 for Digital Risk, LLC
             Schedule 1 – Executive Summary
             Schedule 2 – Summary DD Standard – DI Report
             Schedule 3 – Exception Detail Report
             Schedule 4 – Exception Supplemental Report
             Schedule 5 – Rating Agency Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 23, 2025

GS Mortgage Securities Corp.
(Depositor)

By:    /s/ Manju Madhavan
        Name: Manju Madhavan
        Title:   President

EXHIBIT INDEX

Exhibit Number

99.1      Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

             Schedule 1 – Executive Summary/Narrative
             Schedule 2 – Rating Agency Grades
             Schedule 3 – Exception Grades
             Schedule 4 – Valuation Summary
             Schedule 5 – Supplemental Data
             Schedule 6 – Supplemental HELOC
             Schedule 7 – Business Purpose
             Schedule 8 – Data Compare Summary

99.2      Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

             Schedule 1 – Executive Summary/Narrative
             Schedule 2 – Standard Findings Report
             Schedule 3 – ATR Report
             Schedule 4 – Rating Agency Grades
             Schedule 5 – Valuation Report
             Schedule 6 – Supplemental Data Extract
             Schedule 7 – Data Compare Report

99.3      Disclosures requires by Rule 15Ga-2 for Digital Risk, LLC
             Schedule 1 – Executive Summary
             Schedule 2 – Summary DD Standard – DI Report
             Schedule 3 – Exception Detail Report
             Schedule 4 – Exception Supplemental Report
             Schedule 5 – Rating Agency Report